Note 23 - Financial Instruments - Fair Value of Assets on Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Vessels	$ 10,250
Total	10,250
Fair Value, Inputs, Level 1 [Member]
Vessels	0
Total	0
Fair Value, Inputs, Level 2 [Member]
Vessels	10,250
Total	10,250
Fair Value, Inputs, Level 3 [Member]
Vessels	0
Total	$ 0